UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 August 4, 2005

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	78

Form13F Information Table Value Total:	238829

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      657    27000 SH       SOLE                    23400              3600
3M Company                     COM              88579y101     6625    91639 SH       SOLE                    77889             13750
Allstate Corp.                 COM              020002101     6575   110044 SH       SOLE                    94019             16025
Altria Group Inc               COM              02209s103      453     7000 SH       SOLE                                       7000
AmSouth Bancorporation         COM              032165102     1830    70366 SH       SOLE                    57316             13050
American Express Co.           COM              025816109     5665   106420 SH       SOLE                    96745              9675
American Intl. Group           COM              026874107     3789    65209 SH       SOLE                    54934             10275
Amgen Corp.                    COM              031162100     4736    78337 SH       SOLE                    66037             12300
Avon Products                  COM              054303102     2166    57235 SH       SOLE                    44345             12890
BP Amoco PLC Spons ADR         COM              055622104     5537    88757 SH       SOLE                    83700              5057
Bank of America Corp.          COM              060505104     5960   130681 SH       SOLE                   111031             19650
Bard (C.R.), Inc.              COM              067383109     2145    32250 SH       SOLE                    31750               500
Bell South Corp.               COM              079860102      590    22207 SH       SOLE                    20132              2075
Berkshire Hathaway Class B     COM              084670207     2110      758 SH       SOLE                      607               151
Best Buy Co., Inc.             COM              086516101      737    10749 SH       SOLE                     7749              3000
Bristol Myers Squibb Co.       COM              110122108     1871    74900 SH       SOLE                    55050             19850
C D W Corporation              COM              12512n105     2219    38965 SH       SOLE                    33690              5275
CVS Corp.                      COM              126650100     4546   156384 SH       SOLE                   146300             10084
Caterpillar Inc.               COM              149123101      276     2900 SH       SOLE                     2900
Cendant Corp.                  COM              151313103     2318   103600 SH       SOLE                    93575             10025
Chevron Corp.                  COM              166764100     6118   109399 SH       SOLE                    92371             17028
Cisco Systems, Inc.            COM              17275r102     2395   125525 SH       SOLE                   108800             16725
Citigroup Inc.                 COM              172967101      879    19018 SH       SOLE                    15360              3658
Coca Cola Co.                  COM              191216100     5098   122112 SH       SOLE                   109422             12690
ConocoPhillips                 COM              20825c104     8515   148114 SH       SOLE                   124394             23720
Costco Wholesale Corp.         COM              22160k105     5261   117625 SH       SOLE                   101625             16000
Devon Energy Corporation       COM              25179m103     1614    31845 SH       SOLE                    29060              2785
Disney (Walt) Co.              COM              254687106     4297   170645 SH       SOLE                   153695             16950
DuPont                         COM              263534109      296     6874 SH       SOLE                     6874
Emerson Electric Co.           COM              291011104     1887    30126 SH       SOLE                    23376              6750
Exxon Mobil Corp.              COM              30231G102     8040   139896 SH       SOLE                   118194             21702
Fiserv Incorporated            COM              337738108     2851    66465 SH       SOLE                    56250             10215
Gannett Co. Inc.               COM              364730101     6843    96208 SH       SOLE                    83706             12502
General Electric Co.           COM              369604103    10487   302659 SH       SOLE                   255558             47101
Goldman Sachs Group            COM              38141g104      908     8900 SH       SOLE                     8300               600
H. J. Heinz Co.                COM              423074103      407    11500 SH       SOLE                    10850               650
Harrah's Entertainment Inc.    COM              413619107     2238    31050 SH       SOLE                    26300              4750
Hewlett Packard Co             COM              428236103     3573   151968 SH       SOLE                   134818             17150
Home Depot Inc.                COM              437076102     6244   160525 SH       SOLE                   116875             43650
Honeywell Inc.                 COM              438516106      408    11150 SH       SOLE                     7025              4125
Int'l Business Machines Corp.  COM              459200101     2085    28096 SH       SOLE                    21846              6250
Intel Corp.                    COM              458140100     2023    77766 SH       SOLE                    70616              7150
JP Morgan Chase & Co           COM              46625H100      324     9160 SH       SOLE                     9160
Jefferson - Pilot              COM              475070108     1346    26704 SH       SOLE                    23509              3195
Johnson & Johnson              COM              478160104     9463   145592 SH       SOLE                   131442             14150
Kimberly - Clark               COM              494368103     3988    63712 SH       SOLE                    52487             11225
Kraft Foods Inc                COM              50075n104      412    12950 SH       SOLE                     2950             10000
Liberty Media Corp. New Com Se COM              530718105      247    24269 SH       SOLE                    19169              5100
Lowe's Cos.                    COM              548661107      309     5300 SH       SOLE                     5300
Medco Health Solutions         COM              58405u102     6484   121516 SH       SOLE                   107869             13647
Medtronic, Inc.                COM              585055106     3733    72075 SH       SOLE                    59775             12300
Merck & Co. Inc.               COM              589331107     2493    80953 SH       SOLE                    76353              4600
Microsoft Corp.                COM              594918104     2254    90756 SH       SOLE                    81231              9525
Morgan Stanley                 COM              617446448     6095   116154 SH       SOLE                   110835              5319
Motorola Inc.                  COM              620076109      264    14450 SH       SOLE                    11150              3300
Murphy Oil Corp.               COM              626717102     4924    94270 SH       SOLE                    77520             16750
Mylan Laboratories             COM              628530107      811    42160 SH       SOLE                    42160
News Corp Class A              COM              65248e104      173    10710 SH       SOLE                    10710
Pepsico Inc.                   COM              713448108     1413    26198 SH       SOLE                    22798              3400
Pfizer, Inc.                   COM              717081103     4378   158741 SH       SOLE                   140130             18611
Procter & Gamble               COM              742718109     5272    99935 SH       SOLE                    95310              4625
Schering-Plough                COM              806605101     1223    64182 SH       SOLE                    58482              5700
Schlumberger Ltd.              COM              806857108     1553    20450 SH       SOLE                    19825               625
Scotts Miracle-Grow            COM              810186106      680     9555 SH       SOLE                     8430              1125
Standard & Poor's Dep. Rcpts.  COM              78462f103      462     3875 SH       SOLE                     3875
SunTrust Banks Inc.            COM              867914103     2230    30865 SH       SOLE                    23115              7750
TJX Companies Inc              COM              872540109     6644   272850 SH       SOLE                   232650             40200
Time Warner Inc.               COM              887317105     3709   221945 SH       SOLE                   199080             22865
U. S. Bancorp                  COM              902973304     2234    76500 SH       SOLE                    76500
United Parcel Service Cl B     COM              911312106     5547    80200 SH       SOLE                    68225             11975
United Technologies Corp.      COM              913017109     5105    99418 SH       SOLE                    95468              3950
Verizon Communications         COM              92343v104      438    12676 SH       SOLE                    11749               927
Wachovia Corporation           COM              929903102     3330    67140 SH       SOLE                    55606             11534
Wal-Mart Stores                COM              931142103      354     7350 SH       SOLE                     6850               500
WellPoint Inc.                 COM                            2584    37110 SH       SOLE                    35460              1650
Wells Fargo & Co.              COM              949746101     1056    17142 SH       SOLE                    14467              2675
Wendy's Intl                   COM              950590109     2609    54750 SH       SOLE                    46475              8275
Wyeth                          COM              983024100     1417    31850 SH       SOLE                    21550             10300